Other, net	12 Months Ended
Dec. 31, 2022
Other, net
Other, net

28.  Other, net

(a)	This caption is made up as follows:

	2022	2021	2020
	US$(000)	US$(000)	US$(000)

Other income
Sale of supplies and merchandise to third parties	44,392	33,014	19,581
Reversal for impairment of spare parts and supplies, note 8(c)	22,394	17,266	15,762
Income from transfer of ownership of mining rights, note 1(d)	8,455	—	—
Income from previous years	3,218	2,505	475
Sale of services to third parties	2,277	10,473	5,626
Additional income from sale of investments	1,577	—	—
Insurance recovery	881	357	3
Sale of assets to third parties	791	685	1,356
Changes in provision for mine closure, note 15(b)	302	—	—
Changes in provision for environmental liabilities (c)	228	—	—
Income from dividends in other investments	205	3,350	—
Sale of supplies to related parties, note 32(a)	179	169	890
Insurance claim recovery (b)	—	2,358	4,381
Revenue from commercial claims	—	—	3,800
Sale of investment in subsidiary	—	—	250
Other	976	507	2,012
	85,875	70,684	54,136
Other expenses
Cost of sale of supplies and merchandise to third parties	(45,520)	(35,831)	(26,463)
Provision for impairment of spare parts and supplies, note 8(c)	(22,533)	(22,394)	(17,266)
Changes in provisions for exploration projects, note 15(b)	(13,631)	(2,030)	(642)
Cost of sale of services to third parties	(6,591)	(10,440)	(3,311)
Withdrawals and disposals of property, machinery and equipment, note 11(a)	(3,924)	(1,909)	(586)
Penalty of account receivable for tax claim, note 31(d)	(2,322)	—	—
Net loss on transfer of contractual trasnfer, note 1(e)	(2,000)	—	—
Fines and interest related to contingencies	(1,612)	—	—
Expenses from previous years	(1,296)	(1,520)	(1,402)
Administrative expenses	(569)	(977)	(245)
Personnel expenses	(379)	(5,645)	—
Allowance for expected credit losses, note 7(i)	(253)	(409)	(4)
Net cost of property, machinery and equipment to third parties, note 11(a)	(13)	(119)	(192)
Changes in environmental liabilities provision (c)	—	(15,533)	(124)
Disposal cost of sale of supplies and merchandise to related parties	—	(72)	(1,211)
Other	(317)	(3,065)	—
	(100,960)	(99,944)	(51,446)
	(15,085)	(29,260)	2,690

(b)	During 2022, there were no collections related to indemnity for the insurance claim.

For the year 2021, collections correspond to the income of the subsidiary El Brocal related to the indemnity for the insurance claim of US$2,358,000 as a result of the insurance compensation for the damage suffered by the act of vandalism, which occurred in December 2020. On September 3, 2021, the amount was fully collected.

For the year 2020, collections correspond to the indemnity for the insurance claim of US$4,381,000 as a result of the insurance compensation for the damage suffered by the fire in the electric motor of the 16x22 Dominium Mill located on the first plant that occurred in August 2019, which were collected as of December 31, 2020.

(c)

As of December 31, 2021, the subsidiary El Brocal updated its closure plan for environmental liabilities of Santa Bárbara and Delta Ulpamayo. For the preparation of the Santa Bárbara closure plan, the collaboration of a specialized external company was assigned. The total budget of both environmental liabilities is US$13,095,000, which has been discounted using a rate in a range of 4.772% to 5.755% over a period of 7 years, resulting in an updated liability amounting to US$11,460,000 (US$12,658,000 as of December 31, 2021).